Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	MASCOT PROPERTIES, INC.
Entity Central Index Key	0001520358
Document Type	8-K
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2012